Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2025 and 2024 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2025
Balances at beginning of the year	2,882	12	106	3,000
Net gains (losses) from fair value adjustments charged to other comprehensive income	3,386	(90)	298	3,594
Transfers from property and equipment	464	168	219	851
Net gains (losses) from fair value adjustments charged to profit or loss	346	(1)	7	352
Disposals during the year	(8)	—	—	(8)
Balances at end of the year	7,070	89	630	7,789

December 31, 2024
Balances at beginning of the year	1,184	12	119	1,315
Net gains from fair value adjustments charged to other comprehensive income	2,093	—	—	2,093
Transfers to property and equipment - net	(398)	—	(19)	(417)
Net gains from fair value adjustments charged to profit or loss	17	—	6	23
Disposals during the year	(14)	—	—	(14)
Balances at end of the year	2,882	12	106	3,000